EVENTS SUBSEQUENT (Details Narrative) - USD ($)		1 Months Ended	10 Months Ended
	Dec. 05, 2024	Mar. 31, 2023	Dec. 31, 2023	Oct. 14, 2024	Oct. 07, 2024
Subsequent Event [Line Items]
Value of stock issued		$ 1,016,000	$ 60,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposited to trust account				$ 690,000	$ 690,000
Business acquisition, shares				30,000
Subsequent Event [Member] | Subscription Agreement [Member] | P I P E Investor [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Underwriter, shares	500,000
Value of stock issued	$ 5,000,000.0